Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The following table provides information with respect to pay versus performance that depicts the relationship between compensation “actually paid” to NEOs and “financial performance” over the last three fiscal years (2022, 2021, and 2020).
							Value of initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total Compensation for CEO-1 (David Campbell)(1) ($)	Compensation Actually Paid to CEO-1 (David Campbell)(4)(5) ($)	Summary Compensation Table Total Compensation for CEO-2 (Terry Bassham)(2)(6) ($)	Compensation Actually Paid to CEO-2 (Terry Bassham)(4)(5)(6) ($)	Average Summary Compensation Table Total Compensation for Other NEOs(3)(6) ($)	Average Compensation Actually Paid to Other NEOs(5) ($)	Evergy’s Cumulative TSR(7) ($)	Peer Group TSR(8) ($)	Net Income(9) ($)	Relative Total Shareholder Return Rank(10)
2022	6,888,316	5,917,556			2,330,857	1,572,392	104	120	765,000,000	14th percentile rank
2021	11,138,082	14,514,047	120,175	(2,145,521)	3,462,946	4,230,234	110	118	891,900,000	86th percentile rank
2020			8,999,456	5,338,893	2,710,599	1,873,812	88	99	630,000,000	47th percentile rank
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Campbell (CEO-1) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer. The values for Mr. Campbell shown in this column in 2021 include an inducement cash bonus and equity award, both received pursuant to his offer letter. Specifically, Mr. Campbell received an inducement cash bonus of $1,250,000 and an inducement equity award of RSAs under the LTIP valued at $3,000,000.

(2)
The dollar amounts reported in this column are the amounts of total compensation reported for Terry Bassham, Evergy’s former President and Chief Executive Officer (CEO-2), for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding the Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2022: Mr. Andrews, Mr. Bryant, Mr. Caisley, Ms. Humphrey, and Mr. Greenwood; (ii) 2021: Mr. Andrews, Mr. Bryant, Mr. Caisley, Mr. Greenwood, and Tony Somma, former Executive Vice President and Chief Financial Officer; (iii) 2020: Mr. Bryant, Mr. Greenwood, Ms. Humphrey, and Mr. Somma.

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for each year to determine compensation actually paid:

	2022		2021			2020
	Average Other NEOs(a)	CEO-1 (Campbell)	Average Other NEOs(b)	CEO-1 (Campbell)	CEO-2 (Bassham)(c)	Average Other NEOs	CEO-2 (Bassham)
Reported Summary Compensation Table Totals	2,330,857	6,888,316	3,462,946	11,138,082	120,175	2,710,599	8,999,456
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	954,315	4,314,667	1,510,377	7,306,661	0	965,327	5,812,071
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	50,409	0	90,855	0	0	512,322	529,208
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	781,549	4,122,554	2,117,444	9,200,902	0	640,409	3,103,464
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	4,770	0	0	1,236,215	0	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	(444,733)	(1,025,593)	347,084	0	1,271,479	(187,423)	(1,015,362)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(98,739)	(102,342)	3,500	0	(38,248)	17,272	230,844
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(184,311)	0	(259,629)	0	(3,533,976)	0	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	55,073	349,288	48,842	245,509	35,048	42,081	191,327
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	134,685	0	111,279	0	0	128,523	170,443
Total Adjustments per Fiscal Year	(758,765)	(970,761)	767,288	3,375,965	(2,265,697)	(836,787)	(3,660,563)
Compensation Actually Paid per Fiscal Year	1,572,392	5,917,556	4,230,234	14,514,047	(2,145,521)	1,873,812	5,338,893
(a)
The 2022 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to Mr. Greenwood’s CSO Transition: $1.18 million of cash severance to be paid in connection with his termination by the Company without Cause pursuant to the Executive Severance Plan.

(b)
The 2021 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to the CFO Transition: (i) Mr. Andrews: a cash bonus of $1.2 million and an award of RSUs valued at $2.6 million granted as an inducement to join the Company as Chief Financial Officer and to compensate him for forfeited awards at his prior employer; and (ii) Mr. Somma: a cash payment of $2.92 million in connection with his Termination without Cause after a change-in-control pursuant to the Westar Energy amended and restated change in control agreement.

(c)
The 2021 Compensation Actually Paid to Mr. Bassham reflects the forfeiture of nearly forty-percent of his 2019 RSU grants and over seventy-percent of his 2020 RSU grants in connection with his retirement on January 4, 2021, in accordance with the terms of the applicable award agreements.

(5)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our Chief Executive Officer and the average amount of “compensation actually paid” to our NEOs as a group (excluding our Chief Executive Officer) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or other NEOs during the applicable year. Refer to the table above entitled “Calculation of Compensation Actually Paid” for the adjustments made to the total compensation reported for each year to determine the compensation actually paid as reported in accordance with the requirements of Item 402(v) of Regulation S-K. Assumptions made in the valuation of performance-based RSUs that vest based on Evergy’s relative TSR reflected in the calculation of Compensation Actually Paid are as follows:

	Fair Value at 12/31/2020
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2019 grant	49%	3.86%	0.10%
2020 grant	36%	3.86%	0.13%
	Fair Value at 12/31/2021
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2020 grant	18%	3.34%	0.39%
2021 grant	37%	3.34%	0.73%
	Fair Value at 12/31/2022
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2021 grant	23%	3.90%	4.68%
2022 grant	21%	3.90%	4.35%
(6)
The 2021 Summary Compensation Table amounts for Mr. Bassham and Mr. Somma include the change in pension value and above market earnings on deferred compensation which were not included in the Summary Compensation Table previously.

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used in this measurement is the S&P 500 Electric Utility Index.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
(10)	The Company Selected Measure represents the percentile rank of the Company’s TSR relative to the companies included in the EEI Index for each fiscal year.

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group (excluding the Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2022: Mr. Andrews, Mr. Bryant, Mr. Caisley, Ms. Humphrey, and Mr. Greenwood; (ii) 2021: Mr. Andrews, Mr. Bryant, Mr. Caisley, Mr. Greenwood, and Tony Somma, former Executive Vice President and Chief Financial Officer; (iii) 2020: Mr. Bryant, Mr. Greenwood, Ms. Humphrey, and Mr. Somma.

Peer Group Issuers, Footnote [Text Block]
(8)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used in this measurement is the S&P 500 Electric Utility Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for each year to determine compensation actually paid:

	2022		2021			2020
	Average Other NEOs(a)	CEO-1 (Campbell)	Average Other NEOs(b)	CEO-1 (Campbell)	CEO-2 (Bassham)(c)	Average Other NEOs	CEO-2 (Bassham)
Reported Summary Compensation Table Totals	2,330,857	6,888,316	3,462,946	11,138,082	120,175	2,710,599	8,999,456
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	954,315	4,314,667	1,510,377	7,306,661	0	965,327	5,812,071
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	50,409	0	90,855	0	0	512,322	529,208
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	781,549	4,122,554	2,117,444	9,200,902	0	640,409	3,103,464
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	4,770	0	0	1,236,215	0	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	(444,733)	(1,025,593)	347,084	0	1,271,479	(187,423)	(1,015,362)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(98,739)	(102,342)	3,500	0	(38,248)	17,272	230,844
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(184,311)	0	(259,629)	0	(3,533,976)	0	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	55,073	349,288	48,842	245,509	35,048	42,081	191,327
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	134,685	0	111,279	0	0	128,523	170,443
Total Adjustments per Fiscal Year	(758,765)	(970,761)	767,288	3,375,965	(2,265,697)	(836,787)	(3,660,563)
Compensation Actually Paid per Fiscal Year	1,572,392	5,917,556	4,230,234	14,514,047	(2,145,521)	1,873,812	5,338,893
(a)
The 2022 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to Mr. Greenwood’s CSO Transition: $1.18 million of cash severance to be paid in connection with his termination by the Company without Cause pursuant to the Executive Severance Plan.

(b)
The 2021 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to the CFO Transition: (i) Mr. Andrews: a cash bonus of $1.2 million and an award of RSUs valued at $2.6 million granted as an inducement to join the Company as Chief Financial Officer and to compensate him for forfeited awards at his prior employer; and (ii) Mr. Somma: a cash payment of $2.92 million in connection with his Termination without Cause after a change-in-control pursuant to the Westar Energy amended and restated change in control agreement.

(c)
The 2021 Compensation Actually Paid to Mr. Bassham reflects the forfeiture of nearly forty-percent of his 2019 RSU grants and over seventy-percent of his 2020 RSU grants in connection with his retirement on January 4, 2021, in accordance with the terms of the applicable award agreements.

Non-PEO NEO Average Total Compensation Amount	$ 2,330,857	$ 3,462,946	$ 2,710,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,572,392	4,230,234	1,873,812
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for each year to determine compensation actually paid:

	2022		2021			2020
	Average Other NEOs(a)	CEO-1 (Campbell)	Average Other NEOs(b)	CEO-1 (Campbell)	CEO-2 (Bassham)(c)	Average Other NEOs	CEO-2 (Bassham)
Reported Summary Compensation Table Totals	2,330,857	6,888,316	3,462,946	11,138,082	120,175	2,710,599	8,999,456
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	954,315	4,314,667	1,510,377	7,306,661	0	965,327	5,812,071
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	50,409	0	90,855	0	0	512,322	529,208
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	781,549	4,122,554	2,117,444	9,200,902	0	640,409	3,103,464
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	4,770	0	0	1,236,215	0	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	(444,733)	(1,025,593)	347,084	0	1,271,479	(187,423)	(1,015,362)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(98,739)	(102,342)	3,500	0	(38,248)	17,272	230,844
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(184,311)	0	(259,629)	0	(3,533,976)	0	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	55,073	349,288	48,842	245,509	35,048	42,081	191,327
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	134,685	0	111,279	0	0	128,523	170,443
Total Adjustments per Fiscal Year	(758,765)	(970,761)	767,288	3,375,965	(2,265,697)	(836,787)	(3,660,563)
Compensation Actually Paid per Fiscal Year	1,572,392	5,917,556	4,230,234	14,514,047	(2,145,521)	1,873,812	5,338,893
(a)
The 2022 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to Mr. Greenwood’s CSO Transition: $1.18 million of cash severance to be paid in connection with his termination by the Company without Cause pursuant to the Executive Severance Plan.

(b)
The 2021 Summary Compensation Table Average Total Compensation for the Other NEOs includes the following one-time payments related to the CFO Transition: (i) Mr. Andrews: a cash bonus of $1.2 million and an award of RSUs valued at $2.6 million granted as an inducement to join the Company as Chief Financial Officer and to compensate him for forfeited awards at his prior employer; and (ii) Mr. Somma: a cash payment of $2.92 million in connection with his Termination without Cause after a change-in-control pursuant to the Westar Energy amended and restated change in control agreement.

(c)
The 2021 Compensation Actually Paid to Mr. Bassham reflects the forfeiture of nearly forty-percent of his 2019 RSU grants and over seventy-percent of his 2020 RSU grants in connection with his retirement on January 4, 2021, in accordance with the terms of the applicable award agreements.

Equity Valuation Assumption Difference, Footnote [Text Block]
(5)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our Chief Executive Officer and the average amount of “compensation actually paid” to our NEOs as a group (excluding our Chief Executive Officer) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or other NEOs during the applicable year. Refer to the table above entitled “Calculation of Compensation Actually Paid” for the adjustments made to the total compensation reported for each year to determine the compensation actually paid as reported in accordance with the requirements of Item 402(v) of Regulation S-K. Assumptions made in the valuation of performance-based RSUs that vest based on Evergy’s relative TSR reflected in the calculation of Compensation Actually Paid are as follows:

	Fair Value at 12/31/2020
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2019 grant	49%	3.86%	0.10%
2020 grant	36%	3.86%	0.13%
	Fair Value at 12/31/2021
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2020 grant	18%	3.34%	0.39%
2021 grant	37%	3.34%	0.73%
	Fair Value at 12/31/2022
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2021 grant	23%	3.90%	4.68%
2022 grant	21%	3.90%	4.35%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table above. Further, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing a graphical description below of the following “Pay vs. Performance” relationships over each of the years shown in the Pay versus Performance Table:
1.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table above. Further, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing a graphical description below of the following “Pay vs. Performance” relationships over each of the years shown in the Pay versus Performance Table:
3.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table above. Further, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing a graphical description below of the following “Pay vs. Performance” relationships over each of the years shown in the Pay versus Performance Table:
4.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s Relative TSR Rank (Company selected measure).

Total Shareholder Return Vs Peer Group [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table above. Further, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing a graphical description below of the following “Pay vs. Performance” relationships over each of the years shown in the Pay versus Performance Table:
2.	The following graph compares the Company’s TSR versus the peer group’s cumulative TSR.

Tabular List [Table Text Block]
Financial Performance Measures
As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. The metrics that the Company uses for both AIP and LTIP awards are selected to support achievement of our business strategy without encouraging excessive risk-taking. Pay for performance is one of the primary objectives of our compensation program. The most important financial measures used by the Company to link executive compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to the Company's performance are as follows:
•	TSR versus companies in the EEI Index
•	Adjusted EPS
•	Adjusted NFOM (Non-Fuel Operating and Maintenance Expense for Incentive Compensation)
•	Three Year Cumulative Adjusted EPS
In addition, the Company considers additional non-financial measures, including those relating to safety, operations, customer experience, environmental factors, and DE&I. These measures are intended to support our short- and long-term strategic plans and align with the creation of shareholder value. See “Compensation Discussion and Analysis” for a description of these measures.

Total Shareholder Return Amount	$ 104	110	88
Peer Group Total Shareholder Return Amount	120	118	99
Net Income (Loss)	$ 765,000,000	$ 891,900,000	$ 630,000,000
Company Selected Measure Amount	14	86	47
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR versus companies in the EEI Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted NFOM (Non-Fuel Operating and Maintenance Expense for Incentive Compensation)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Three Year Cumulative Adjusted EPS
2019 Grant [Member]
Pay vs Performance Disclosure [Table]
Volatility Rate			49.00%
Dividend Yeild			3.86%
Risk Free Rate			0.10%
2020 Grant [Member]
Pay vs Performance Disclosure [Table]
Volatility Rate		18.00%	36.00%
Dividend Yeild		3.34%	3.86%
Risk Free Rate		0.39%	0.13%
2021 Grant [Member]
Pay vs Performance Disclosure [Table]
Volatility Rate	23.00%	37.00%
Dividend Yeild	3.90%	3.34%
Risk Free Rate	4.68%	0.73%
2022 Grant [Member]
Pay vs Performance Disclosure [Table]
Volatility Rate	21.00%
Dividend Yeild	3.90%
Risk Free Rate	4.35%
Mr. Campbell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,888,316	$ 11,138,082
PEO Actually Paid Compensation Amount	5,917,556	14,514,047
Adjustment to Compensation Amount	$ (970,761)	$ 3,375,965
PEO Name	Mr. Campbell	Mr. Campbell
Mr. Campbell [Member] | Restricted Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,000,000
Bonus		1,250,000
Terry Bassham [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		120,175	$ 8,999,456
PEO Actually Paid Compensation Amount		(2,145,521)	5,338,893
Adjustment to Compensation Amount		$ (2,265,697)	$ (3,660,563)
PEO Name		Terry Bassham	Terry Bassham
Mr. Greenwood [Member]
Pay vs Performance Disclosure [Table]
Severance Costs	$ 1,180,000
Mr. Andrews [Member] | Restricted Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,600,000
Bonus		1,200,000
Mr. Somma [Member]
Pay vs Performance Disclosure [Table]
Termination Cash Payment		2,920,000
PEO [Member] | Mr. Campbell [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,314,667	7,306,661
PEO [Member] | Mr. Campbell [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value And Change in SERP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Mr. Campbell [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,122,554	9,200,902
PEO [Member] | Mr. Campbell [Member] | Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,236,215
PEO [Member] | Mr. Campbell [Member] | Increase (deduction) for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,025,593)	0
PEO [Member] | Mr. Campbell [Member] | Increase (deduction) for Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(102,342)	0
PEO [Member] | Mr. Campbell [Member] | Deduction Based on ASC 718 Fair Value for Awards Granted During Prior FY that were Forfeited During Applicable FY. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Mr. Campbell [Member] | Increase for Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,288	245,509
PEO [Member] | Mr. Campbell [Member] | Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Mr. Campbell [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Terry Bassham [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	$ 5,812,071
PEO [Member] | Terry Bassham [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value And Change in SERP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	529,208
PEO [Member] | Terry Bassham [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	3,103,464
PEO [Member] | Terry Bassham [Member] | Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Terry Bassham [Member] | Increase (deduction) for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,271,479	(1,015,362)
PEO [Member] | Terry Bassham [Member] | Increase (deduction) for Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(38,248)	230,844
PEO [Member] | Terry Bassham [Member] | Deduction Based on ASC 718 Fair Value for Awards Granted During Prior FY that were Forfeited During Applicable FY. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,533,976)	0
PEO [Member] | Terry Bassham [Member] | Increase for Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,048	191,327
PEO [Member] | Terry Bassham [Member] | Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Terry Bassham [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	170,443
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(758,765)	767,288	(836,787)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	954,315	1,510,377	965,327
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value And Change in SERP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,409	90,855	512,322
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	781,549	2,117,444	640,409
Non-PEO NEO [Member] | Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,770	0	0
Non-PEO NEO [Member] | Increase (deduction) for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(444,733)	347,084	(187,423)
Non-PEO NEO [Member] | Increase (deduction) for Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,739)	3,500	17,272
Non-PEO NEO [Member] | Deduction Based on ASC 718 Fair Value for Awards Granted During Prior FY that were Forfeited During Applicable FY. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(184,311)	(259,629)	0
Non-PEO NEO [Member] | Increase for Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,073	48,842	42,081
Non-PEO NEO [Member] | Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 134,685	$ 111,279	$ 128,523